UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           CRCM L.P.
Address:        One Maritime Plaza, Suite 1107
                San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Chun R. Ding
Title:             Manager of CRCM LLC
                   General Partner of CRCM L.P.
Phone:             (415) 578-5700

Signature, Place and Date of Signing

/s/ Kelvin Koo                          Hong Kong, China       February 13, 2013
------------------------------------    ----------------       -----------------
By:  Kelvin Koo, as Attorney-in-Fact    [City, Country]        [Date]
For Chun R. Ding, Manager

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         3 Data Records

Form 13F Information Table Value Total:         $21,296 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number       Name

1                28-12617                   ChinaRock Capital Management Limited


                                    CRCM LP
                            13F SECURITIES HOLDINGS
                             4th Quarter - FY 2012

          Column 1             Column 2     Column 3  Column 4            Column 5         Column 6   Column 7       Column 8

          Name of              Title of      CUSIP     Value        SHS or       SH/ Put/  Investment  Other    Sole   Voting   None
          Issuer               Class                  (x$1000)      PRN Amt      PRN Call  Discretion  Manager        Authority
                                                                                                                       Shared

CHINACACHE INTL HLDG LTD -     Equity                                                      SHARE-
SPON ADR                       ADR         16950M107   3,758       1,015,580      SH       DEFINED        1            1,015,580

NEW ORIENTAL ED & TECH GRP     Equity                                                      SHARE-
I - SPON ADR                   ADR         647581107   8,938       460,000        SH       DEFINED        1            460,000


THE9 LTD - ADR                 Equity                                                      SHARE-
                               ADR         88337K104   8,600       2,915,411      SH       DEFINED        1            2,915,411